Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 13, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST X
Central Index Key	dei_EntityCentralIndexKey	0000783740
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 13, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 13, 2011
MFS Emerging Markets Debt Local Currency Fund (Prospectus Summary) | MFS Emerging Markets Debt Local Currency Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLAX
MFS Emerging Markets Debt Local Currency Fund (Prospectus Summary) | MFS Emerging Markets Debt Local Currency Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLBX
MFS Emerging Markets Debt Local Currency Fund (Prospectus Summary) | MFS Emerging Markets Debt Local Currency Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLCX
MFS Emerging Markets Debt Local Currency Fund (Prospectus Summary) | MFS Emerging Markets Debt Local Currency Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLIX
MFS Emerging Markets Debt Local Currency Fund (Prospectus Summary) | MFS Emerging Markets Debt Local Currency Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLJX
MFS Emerging Markets Debt Local Currency Fund (Prospectus Summary) | MFS Emerging Markets Debt Local Currency Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLKX
MFS Emerging Markets Debt Local Currency Fund (Prospectus Summary) | MFS Emerging Markets Debt Local Currency Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLLX
MFS Emerging Markets Debt Local Currency Fund (Prospectus Summary) | MFS Emerging Markets Debt Local Currency Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMLMX